UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 9/30/12

Item 1.  Reports to Stockholders.

IRON HORSE FUND

Semi - Annual Report

September 30, 2012

1-855-241-7514

www.ironhorsefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

IRON HORSE FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2012

The Fund's performance figures* for the six months ended September 30, 2012, as compared to its benchmark:

	Six Months	Since Inception
Iron Horse Fund - Class A	2.42%	4.26%	(a)
Iron Horse Fund - Class A with Load	-3.44%	-0.63%	(a)
S&P 500 Total Return Index (b)	3.42%	7.54%	(a)
Iron Horse Fund - Class I	2.64%	12.19%	(c)
S&P 500 Total Return Index (b)	3.42%	18.71%	(c)

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated August 22, 2012 is 1.95% for the Class A and 1.70% for the Class I Shares.  For performance information current to the most recent month-end, please call 1-855-241-7514.

(a) Inception date is July 7, 2011.

(b) The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

(c) Inception date is November 16, 2011.

Top Ten Holdings by Industry	% of Net Assets
Pharmaceuticals	13.4%
Oil & Gas	10.9%
Electric	8.0%
Telecommunications	6.7%
Beverages	5.5%
Computers	5.0%
Retail	4.9%
Internet	4.8%
Healthcare-Products	4.7%
Software	4.1%
Other, Cash & Cash Equivalents	32.0%
	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCKS - 101.5%
	AEROSPACE/DEFENSE - 2.1%
5,400	United Technologies Corp.	$ 422,766

	AGRICULTURE - 3.3%
20,200	Altria Group, Inc.	674,478

	APPAREL - 1.1%
6,000	Deckers Outdoor Corp. *	219,840

	BANKS - 0.8%
2,700	J.P Morgan Chase & Co.	109,296
1,400	Wells Fargo & Co.	48,342
		157,638
	BEVERAGES - 5.5%
12,000	Coca-Cola, Co.	455,160
8,400	Molson Coors Brewing Co.	378,420
4,200	Pepsico, Inc.	297,234
		1,130,814
	CHEMICALS - 2.0%
1,400	Monsanto Co.	127,428
6,800	Potash Corp. Saskatchewan, Inc.	295,256
		422,684
	COMPUTERS - 5.0%
600	Apple, Inc	400,356
31,200	Hewlett-Packard Co.	532,272
3,500	Seagate Technology PLC	108,500
		1,041,128
	COSMETICS/PERSONAL CARE - 1.9%
25,100	Avon Products, Inc.	400,345

	ELECTRIC - 8.0%
4,900	Entergy Corp.	339,570
16,800	Exelon Corp.	597,744
24,100	PPL Corp.	700,105
		1,637,419
	FOOD - 4.0%
5,100	General Mills, Inc.	203,235
20,000	Sysco Corp.	625,400
		828,635
	HEALTHCARE-PRODUCTS - 4.7%
2,500	Becton Dickinson & Co.	196,400
11,300	Medtronic, Inc.	487,256
5,200	Stryker Corp.	289,432
		973,088
	HEALTHCARE-SERVICES - 2.8%
14,600	Aetna, Inc.	578,160

	INSURANCE - 0.5%
2,000	Aflac, Inc.	95,760

	INTERNET - 4.8%
1,300	Google, Inc., - Cl. A *	980,850

	IRON / STEEL - 0.9%
10,000	Vale SA	179,000

	MACHINERY-DIVERSIFIED - 1.5%
3,400	Cummins, Inc.	313,514

	MINING - 1.5%
5,700	Newmont Mining Corp.	319,257

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)
Shares		Value
	MISCELLANEOUS - 1.9%
4,300	3M Co.	$ 397,406

	OIL & GAS - 10.9%
4,800	Chevron Texaco Corp.	559,488
9,300	ConocoPhillips	531,774
5,700	Exxon Mobil Corp.	521,265
12,100	Southwestern Energy Co. *	420,838
4,100	Total Fina Elf SA - ADR	205,410
		2,238,775
	OIL & GAS SERVICES - 1.1%
4,900	Baker Hughes, Inc.	221,627

	PHARMACEUTICALS - 13.4%
4,400	Abbott Labs	301,664
11,500	Eli Lilly & Co.	545,215
10,600	Johnson & Johnson	730,446
9,500	Merck & Company, Inc.	428,450
13,300	Pfizer, Inc.	330,505
10,000	Teva Pharmaceutical Industries Ltd.	414,100
		2,750,380
	RETAIL - 4.9%
4,600	McDonald's Corp.	422,050
8,000	Wal Mart Stores, Inc.	590,400
		1,012,450
	SEMICONDUCTORS - 3.8%
34,600	Intel Corp.	784,728

	SOFTWARE - 4.1%
28,500	Microsoft Corp.	848,730

	TELECOMUNICATIONS - 6.7%
37,100	Cisco Systems, Inc.	708,239
14,600	Verizon Communications, Inc.	665,322
		1,373,561
	TOYS/GAMES/HOBBIES - 2.8%
15,000	Hasbro, Inc.	572,550

	TRANSPORTATION - 1.5%
5,300	CH Robinson Worldwide, Inc.	310,315

	TOTAL COMMON STOCKS
	(Cost - $19,528,215)	20,885,898

Contracts
	PURCHASED CALL OPTIONS - 0.1%
10	S&P 500 Index
	Expiration December 2012, Exercise Price $1,152	7,500
	TOTAL PURCHASED CALL OPTIONS (Cost 5,930)	7,500
Shares
	SHORT TERM INVESTMENTS - 3.3%
680,633	Federated Government. Obligations Fund, 0.06%** (Cost $680,633)	680,633

	TOTAL INVESTMENTS - 104.9% (Cost - $20,214,778)(a)	$ 21,574,031
	CALL OPTIONS WRITTEN - (4.9) % (Proceeds - $794,942)	(999,999)
	OTHER LIABILITIES LESS ASSETS - (0.0) %	(1,686)
	NET ASSETS - 100.0%	$ 20,572,346

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (4.1) %	Value
32	3M Co.	$ 21,440
	Expiration January 2013, Exercise Price $87.50
5	3M Co.	1,575
	Expiration January 2013, Exercise Price $92.50
6	3M Co.	3,150
	Expiration January 2014, Exercise Price $97.50
29	Abbott Labs	24,940
	Expiration January 2013, Exercise Price $60.00
2	Abbott Labs	870
	Expiration January 2013, Exercise Price $65.00
13	Abbott Labs	7,800
	Expiration January 2014, Exercise Price $65.00
13	Aetna Inc.	871
	Expiration November 2012, Exercise Price $42.00
29	Aetna Inc.	754
	Expiration January 2012, Exercise Price $47.00
13	Aetna Inc.	1,703
	Expiration April 2013, Exercise Price $35.00
78	Aetna Inc.	23,322
	Expiration January 2014, Exercise Price $45.00
20	Aflac, Inc.	12,000
	ExpirationJanuary 2014, Exercise Price $47.00
20	Altria Group, Inc.	1,360
	Expiration October 2012, Exercise Price $30.00
40	Altria Group, Inc.	2,720
	Expiration January 2013, Exercise Price $29.00
60	Altria Group, Inc.	8,520
	Expiration January 2014, Exercise Price $30.00
37	Altria Group, Inc.	3,108
	Expiration January 2014, Exercise Price $32.00
2	Apple, Inc.	10,938
	Expiration January 2013, Exercise Price $650.00
4	Apple, Inc.	27,720
	Expiration January 2014, Exercise Price $750.00
100	Avon Products, Inc.	500
	Expiration January 2013, Exercise Price $22.00
12	Baker Hughes, Inc.	576
	Expiration October 2012, Exercise Price $48.00
12	Baker Hughes, Inc.	372
	Expiration October 2012, Exercise Price $49.00
13	Baker Hughes, Inc.	2,392
	Expiration January 2013, Exercise Price $48.00
12	Baker Hughes, Inc.	1,452
	Expiration January 2013, Exercise Price $50.00
15	Becton Dickinson & Co.	2,175
	Expiration December 2012, Exercise Price $8.00
10	Becton Dickinson & Co.	5,400
	Expiration March 2013, Exercise Price $75.00
53	CH Robison Worldwide, Inc.	11,925
	Expiration January 2013, Exercise Price $60.00
15	ChevronTexaco Corp.	12,525
	Expiration January 2013, Exercise Price $110.00
23	ChevronTexaco Corp.	23,115
	Expiration January 2014, Exercise Price $115.00
10	ChevronTexaco Corp.	7,650
	Expiration January 2014, Exercise Price $120.00
50	Cisco Systems, Inc.	1,950
	Expiration October 2012, Exercise Price $19.00
80	Cisco Systems, Inc.	8,400
	Expiration January 2013, Exercise Price $19.00
60	Cisco Systems, Inc.	3,600
	Expiration January 2013, Exercise Price $20.00
98	Cisco Systems, Inc.	17,934
	Expiration January 2014, Exercise Price $20.00

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)
Contracts		Value
30	Coca-Cola Co.	$ 1,800
	Expiration November 2012, Exercise Price $38.75
90	Coca-Cola Co.	13,860
	Expiration January 2013, Exercise Price $37.50
30	ConocoPhillips	7,890
	Expiration November 2012, Exercise Price $55.00
12	ConocoPhillips	1,212
	Expiration November 2012, Exercise Price $57.50
20	ConocoPhillips	1,620
	Expiration January 2013, Exercise Price $60.00
31	ConocoPhillips	10,075
	Expiration January 2014, Exercise Price $60.00
12	Cummins, Inc.	5,160
	Expiration December 2012, Exercise Price $95.00
11	Cummins, Inc.	2,200
	Expiration January 2013, Exercise Price $105.00
11	Cummins, Inc.	8,800
	Expiration March 2013, Exercise Price $110.00
10	Decker Outdoor Corp.	4,000
	Expiration January 2014, Exercise Price $40.00
50	Decker Outdoor Corp.	14,500
	Expiration January 2014, Exercise Price $60.00
35	Eli Lilly & Co.	19,775
	Expiration October 2012, Exercise Price $42.00
10	Eli Lilly & Co.	7,340
	Expiration January 2013, Exercise Price $40.00
6	Eli Lilly & Co.	2,460
	Expiration January 2013, Exercise Price $44.00
34	Eli Lilly & Co.	10,710
	Expiration January 2013, Exercise Price $45.00
30	Eli Lilly & Co.	6,060
	Expiration January 2013, Exercise Price $47.00
4	Entergy Corp.	500
	Expiration January 2013, Exercise Price $70.00
8	Entergy Corp.	320
	Expiration January 2013, Exercise Price $72.50
29	Exelon Corp.	2,204
	Expiration January 2013, Exercise Price $36.00
40	Exelon Corp.	3,200
	Expiration January 2014, Exercise Price $40.00
6	Exxon Mobil Corp.	3,930
	Expiration October 2012, Exercise Price $85.00
5	Exxon Mobil Corp.	3,675
	Expiration January 2013, Exercise Price $85.00
25	Exxon Mobil Corp.	12,725
	Expiration January 2013, Exercise Price $87.50
13	Exxon Mobil Corp.	4,576
	Expiration January 2013, Exercise Price $90.00
8	Exxon Mobil Corp.	3,760
	Expiration January 2014, Exercise Price $95.00
25	General Mills, Inc.	1,975
	Expiration January 2013, Exercise Price $40.00
26	General Mills, Inc.	5,460
	Expiration January 2014, Exercise Price $40.00
1	Google, Inc. - Cl. A	4,530
	Expiration October 2012, Exercise Price $720.00
1	Google, Inc. - Cl. A	10,765
	Expiration January 2013, Exercise Price $660.00
9	Google, Inc. - Cl. A	88,515
	Expiration January 2013, Exercise Price $670.00
2	Google, Inc. - Cl. A	20,692
	Expiration January 2014, Exercise Price $740.00

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)
Contracts		Value
150	Hasbro, Inc.	$ 15,000
	Expiration January 2013, Exercise Price $40.00
59	Hewlett Packard Co.	354
	Expiration October 2012, Exercise Price $19.00
150	Hewlett Packard Co.	300
	Expiration October 2012, Exercise Price $20.00
50	Hewlett Packard Co.	950
	Expiration November 2012, Exercise Price $19.00
30	Hewlett Packard Co.	60
	Expiration January 2013, Exercise Price $26.00
40	Intel Corp.	2,240
	Expiration November 2012, Exercise Price $23.00
90	Intel Corp.	2,250
	Expiration November 2012, Exercise Price $24.00
10	Intel Corp.	340
	Expiration January 2013, Exercise Price $25.00
56	Intel Corp.	672
	Expiration January 2013, Exercise Price $27.00
116	Intel Corp.	5,220
	Expiration January 2014, Exercise Price $30.00
56	Johnson & Johnson	11,200
	Expiration January 2014, Exercise Price $72.50
7	J.P. Morgan Chase & Co.	2,380
	Expiration January 2013, Exercise Price $38.00
20	J.P. Morgan Chase & Co.	7,600
	Expiration January 2014, Exercise Price $42.00
46	McDonals Corp.	6,348
	Expiration January 2013, Exercise Price $95.00
75	Medtronic, Inc.	28,425
	Expiration January 2013, Exercise Price $40.00
24	Medtronic, Inc.	7,176
	Expiration January 2013, Exercise Price $41.00
14	Medtronic, Inc.	4,074
	Expiration January 2014, Exercise Price $45.00
63	Merck & Co., Inc.	33,516
	Expiration January 2013, Exercise Price $40.00
12	Merck & Co., Inc.	5,268
	Expiration January 2013, Exercise Price $41.00
10	Merck & Co., Inc.	2,110
	Expiration April 2013, Exercise Price $45.00
34	Microsoft Corp.	680
	Expiration October 2012, Exercise Price $31.00
46	Microsoft Corp.	1,886
	Expiration January 2013, Exercise Price $32.50
65	Microsoft Corp.	7,800
	Expiration January 2013, Exercise Price $32.00
35	Microsoft Corp.	525
	Expiration January 2013, Exercise Price $30.00
105	Microsoft Corp.	13,650
	Expiration January 2014, Exercise Price $35.00
26	Molson Coors Brewing Co	1,950
	Expiration October 2012, Exercise Price $45.00
29	Molson Coors Brewing Co	5,655
	Expiration January 2013, Exercise Price $45.00
10	Monsanto Co.	8,450
	Expiration January 2013, Exercise Price $85.00
4	Monsanto Co.	2,040
	Expiration January 2013, Exercise Price $90.00

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)
Contracts		Value
35	Newmont Mining Corp.	$ 30,450
	Expiration December 2012, Exercise Price $48.00
10	Newmont Mining Corp.	5,160
	Expiration December 2012, Exercise Price $52.50
12	Newmont Mining Corp.	7,140
	Expiration January 2013, Exercise Price $60.00
14	Pepsico, Inc.	2,996
	Expiration January 2013, Exercise Price $70.00
28	Pepsico, Inc.	7,084
	Expiration January 2014, Exercise Price $75.00
83	Pfizer, Inc.	9,545
	Expiration December 2012, Exercise Price $25.00
50	Pfizer, Inc.	8,750
	Expiration January 2014, Exercise Price $21.00
39	Potash Corp. Saskatchewan, Inc.	2,691
	Expiration January 2013, Exercise Price $48.30
14	Potash Corp. Saskatchewan, Inc.	4,200
	Expiration January 2014, Exercise Price $50.00
15	Potash Corp. Saskatchewan, Inc.	2,655
	Expiration January 2014, Exercise Price $55.00
20	PPL Corp.	340
	Expiration October 2012, Exercise Price $20.00
44	PPL Corp.	660
	Expiration January 2013, Exercise Price $44.00
10	S & P 500 Index	20,700
	Expiration December 2012, Exercise Price $147.00
17	Seagate Technology	7,480
	Expiration December 2012, Exercise Price $28.00
18	Seagate Technology	6,660
	Expiration December 2012, Exercise Price $29.00
15	Southwestern Energy Co.	3,975
	Expiration December 2012, Exercise Price $34.00
44	Southwestern Energy Co.	9,944
	Expiration December 2012, Exercise Price $35.00
42	Southwestern Energy Co.	11,424
	Expiration January 2013, Exercise Price $35.00
20	Southwestern Energy Co.	7,500
	Expiration January 2014, Exercise Price $40.00
25	Stryker Corp.	2,875
	Expiration December 2012, Exercise Price $57.50
27	Stryker Corp.	3,915
	Expiration January 2013, Exercise Price $57.50
56	Sysco Corp.	12,712
	Expiration January 2013, Exercise Price $29.00
40	Sysco Corp.	2,200
	Expiration February 2013, Exercise Price $32.00

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited) (Continued)
Contracts		Value
61	Teva Pharmaceutical Industries	$ 2,196
	Expiration December 2012, Exercise Price $45.00
13	Teva Pharmaceutical Industries	1,677
	Expiration January 2013, Exercise Price $425.00
9	Teva Pharmaceutical Industries	504
	Expiration January 2013, Exercise Price $45.00
9	Total SA - ADR	2,142
	Expiration January 2013, Exercise Price $50.00
17	Total SA - ADR	6,460
	Expiration January 2013, Exercise Price $50.00
15	Total SA - ADR	3,975
	Expiration January 2014, Exercise Price $52.50
31	United Technologies Corp.	4,836
	Expiration January 2013, Exercise Price $82.50
16	United Technologies Corp.	7,600
	Expiration January 2013, Exercise Price $85.00
7	United Technologies Corp.	2,660
	Expiration January 2014, Exercise Price $87.50
100	Vale SA	4,300
	Expiration October 2012, Exercise Price $18.00
20	Verizon Communications, Inc.	9,240
	Expiration January 2013, Exercise Price $41.00
20	Verizon Communications, Inc.	4,180
	Expiration January 2013, Exercise Price $44.00
106	Verizon Communications, Inc.	31,800
	Expiration January 2014, Exercise Price $45.00
80	Wal Mart Stores, Inc.	28,400
	Expiration January 2014, Exercise Price $77.50
14	Wells Fargo & Co.	3,808
	Expiration January 2014, Exercise Price $37.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $794,942)	$ 999,999

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.
ADR - American Depository Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,049,579
	Unrealized depreciation:	(895,383)
	Net unrealized appreciation:	$ 1,154,196

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 20,214,778
At value	$ 21,574,031
Dividends and interest receivable	32,027
Receivable for Fund shares sold	1,039
Receivable for Foreign Tax Reclaims	1,644
Prepaid expenses and other assets	2,879
TOTAL ASSETS	21,611,620

LIABILITIES
Options written, at value (Proceeds $794,942)	999,999
Fees payable to other affiliates	7,793
Investment advisory fees payable	11,384
Distribution (12b-1) fees payable	1,898
Accrued expenses and other liabilities	18,200
TOTAL LIABILITIES	1,039,274
NET ASSETS	$ 20,572,346

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 19,233,867
Undistributed net investment loss	(72,395)
Accumulated net realized gain from security transactions	256,678
Net unrealized appreciation of investments	1,154,196
NET ASSETS	$ 20,572,346

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 10,023,277
Shares of beneficial interest outstanding	966,175
Net asset value (Net Assets ÷ Shares Outstanding)	$ 10.37
Maximum offering price per share (maximum sales charges of 5.75%)	$ 11.00

Class I Shares:
Net Assets	$ 10,549,069
Shares of beneficial interest outstanding	1,017,323
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 10.37

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (less foreign dividend tax withholding of $3,550)	$ 299,880
Interest	38
TOTAL INVESTMENT INCOME	299,918

EXPENSES
Investment advisory fees	118,417
Distribution (12b-1) fees:
Class A	11,515
Administrative services fees	22,327
Transfer agent fees	20,320
Accounting services fees	16,345
Audit Fee	7,923
Compliance officer fees	6,682
Custodian fees	5,848
Printing and postage expenses	4,959
Registration fees	4,949
Legal Fee	3,684
Trustees fees and expenses	2,479
Other expenses	1,241
Insurance expense	238
TOTAL EXPENSES	226,927

Plus: Fees waived/reimbursed by the Advisor	(54,285)

NET EXPENSES	172,642

NET INVESTMENT INCOME	127,276

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, PURCHASED OPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	275,671
Options written	(19,879)
Net realized gain on investments and options written	255,792
Net change in unrealized appreciation (depreciation) on:
Investments	212,719
Purchased Options	1,570
Options written	(80,304)
Net change in unrealized appreciation on investments, purchased options and options written	133,985

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, PURCHASED OPTIONS AND OPTIONS WRITTEN	389,777

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 517,053

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Period July 7, 2011
	September 30, 2012	through
	(Unaudited)	March 31, 2012 (a)
FROM OPERATIONS
Net investment income	$ 127,276	$ 71,336
Net realized gain on investments and options written	255,792	2,649
Net change in unrealized appreciation on investments, purchase options and options written	133,985	1,020,211
Net increase in net assets resulting from operations	$ 517,053	1,094,196

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(91,955)	(47,330)
Class I	(107,716)	(25,769)
Net decrease in net assets resulting from distributions to shareholders	(199,671)	(73,099)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,030,346	10,309,509
Class I	1,228,717	9,236,629
Net asset value of shares issued in reinvestment of distributions:
Class A	88,688	47,083
Class I	105,460	25,633
Payments for shares redeemed:
Class A	(769,500)	(2,511,668)
Class I	(554,309)	(2,721)
Net increase in net assets from shares of beneficial interest	2,129,402	17,104,465

TOTAL INCREASE IN NET ASSETS	2,446,784	18,125,562

NET ASSETS
Beginning of Period	$ 18,125,562	-
End of Period*	20,572,346	$ 18,125,562
* Includes undistributed net investment income of:	$ (72,395)	$ -

SHARE ACTIVITY
Class A:
Shares Sold	200,289	1,083,772
Shares Reinvested	8,652	4,839
Shares Redeemed	(54,099)	(255,757)
Net increase in shares of beneficial interest outstanding	154,842	832,854

Class I:
Shares Sold	119,751	939,116
Shares Reinvested	10,293	2,537
Shares Redeemed	(54,099)	(274)
Net increase in shares of beneficial interest outstanding	75,945	941,379

(a)	The Iron Horse Fund Class A shares commenced operations on July 7, 2011 and Class I shares commenced operations on November 16, 2011.

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Period November 16,
	September 30, 2012	2011 through
	(Unaudited)	March 31, 2012 (1)
Class A
Net asset value, beginning of period	$ 10.22	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.06	0.06
Net realized and unrealized
gain (loss) on investments	0.21	0.22
Total from investment operations	0.27	0.28

Less distributions from:
Net investment income	(0.12)	(0.06)
Net realized gains	-	-
Total distributions	(0.12)	(0.06)

Net asset value, end of period	$ 10.37	$ 10.22

Total return (3,4)	2.42%	2.79%

Net assets, at end of period (000s)	$ 10,023	$ 8,511

Ratio of gross expenses to average
net assets (5,6)	2.52%	3.93%
Ratio of net expenses to average
net assets (6)	1.95%	1.95%
Ratio of net investment income
to average net assets (6)	1.22%	0.87%

Portfolio Turnover Rate (4)	20%	43%

(1)	The Iron Horse Fund's Class A shares commenced operations on July 7, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total return assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Period November 16,
	September 30, 2012	2011 through
	(Unaudited)	March 31, 2012 (1)
Investor Class
Net asset value, beginning of period	$ 10.21	$ 9.39

Activity from investment operations:
Net investment income (loss) (2)	0.09	0.05
Net realized and unrealized
gain (loss) on investments	0.20	0.82
Total from investment operations	0.29	0.87

Less distributions from:
Net investment income	(0.13)	(0.05)
Net realized gains	-	-
Total distributions	(0.13)	(0.05)

Net asset value, end of period	$ 10.37	$ 10.21

Total return (3,4)	2.64%	9.30%

Net assets, at end of period (000s)	$ 10,549	$ 9,615

Ratio of gross expenses to average
net assets (5,6)	2.27%	2.85%
Ratio of net expenses to average
net assets (6)	1.70%	1.70%
Ratio of net investment income
to average net assets (6)	1.70%	1.39%

Portfolio Turnover Rate (4)	20%	43%

(1) The Iron Horse Fund's Class I shares commenced operations on November 16, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total return assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

1.

ORGANIZATION

The Iron Horse Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is total return with less volatility than equity markets in general. The Fund commenced operations on July 7, 2011.

The Fund currently offers two classes of shares: Class A and Class I shares. Class A shares commenced operations on July 7, 2011 and Class I shares on November 16, 2011.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid price on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

 September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 20,885,898	$ -	$ -	$ 20,885,898
Purchase Call Options	7,500	-	-	7,500
Short-Term Investments	680,633	-	-	680,633
Total	$ 21,574,031	$ -	$ -	$ 21,574,031
Liabilities
Call Options Written	$ 999,999	$ -	$ -	$ 999,999
Total	$ 999,999	$ -	$ -	$ 999,999

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

 September 30, 2012 (Unaudited)

a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax return for the period ended March 31, 2012. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

 September 30, 2012 (Unaudited)

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Van Hulzen Asset Management, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended September 30, 2012, the Adviser earned advisory fees of $118,417.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.95% and 1.70% of the daily average net assets attributable to the Class A and Class I shares respectively. During the six months ended September 30, 2012, the Adviser waived fees and reimbursed expenses of $54,285.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.95%, and 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95% and 1.70% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 1.95% and 1.70% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). For six months ended September 30, 2012, the Advisor waived fees and reimbursed expenses in the amount of $54,285. As of September 30, 2012, the total amount of expense reimbursed subject to recapture was $180,882, of which $126,597 will expire on March 31, 2015 and $54,285 will expire on March 31, 2016.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $11,515 in distribution fees for Class A shares were paid during the six months ended September 2012.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

 September 30, 2012 (Unaudited)

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended September 30, 2012 amounted to $6,033,187 and $3,788,947, respectively.

5.

DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the six months ended September 30, 2012 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	3,197	$ 614,346
Options written	5,028	776,195
Options closed	(3,308)	(531,436)
Options exercised	(251)	(37,865)
Options expired	(448)	(26,298)
Outstanding at End of Period	4,218	$ 794,942

As of September 30, 2012, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $80,304 and $19,879 respectively.  The fair value of these equity derivatives is $999,999.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Fiscal Year Ended
March 31, 2012
Ordinary Income	$ 73,099
Long-Term Capital Gain	-
$ 73,099

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

 September 30, 2012 (Unaudited)

As of March 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	and Late Year	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 32,001	$ 17	$ -	$ -	$ 989,079	$ 1,021,097

The difference between book basis and tax basis unrealized appreciation and undistributed ordinary income is primarily attributable to the tax deferral of losses on wash sales and straddles, and mark-to-market on open Section 1256 contracts.

Permanent book and tax differences primarily attributable to the tax treatment of foreign currency gains and ordinary income distribution reclasses, resulted in reclassification for the Fund for the period July 7 through March 31, 2012 as follows:  a decrease in accumulated net investment loss of $1,763 and a decrease in accumulated net realized gain from security transactions of $1,763.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act.  As of September 30, 2012 Charles Schwab & Co. held approximately 72% and 83% of the voting securities of Class A and Class I shares respectively for the benefit of others.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Approval of the Advisory Agreement – Iron Horse Fund *

In connection with a regular meeting held on March 23, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Van Hulzen Asset Mangement (the "Adviser") and the Trust, on behalf of the Iron Horse Fund (“Iron Horse”) (the “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

In its consideration of the approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then considered financial information about the firm provided by the Adviser. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider investment performance of the Fund.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.25% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee as well as its overall expense ratio, were acceptable in light of the quantity of the services the Fund expects to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

IRON HORSE FUND

EXPENSE EXAMPLES

September 30, 2012 (Unaudited)

As a shareholder of the Iron Horse Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Iron Horse Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period 4/1/12 – 9/30/12*	Expense Ratio During the Period 4/1/12 – 9/30/12
Class A	$1,000.00	$1,024.20	$9.90	1.95%
Class I	$1,000.00	$1,026.40	$9.91	1.70%

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period 4/1/12 – 9/30/12*	Expense Ratio During the Period 4/1/12 – 9/30/12
Class A	$1,000.00	$1,015.29	$9.85	1.95%
Class I	$1,000.00	$1,016.55	$9.86	1.70%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-241-7514 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-241-7514.

INVESTMENT ADVISOR

Van Hulzen Asset Management, LLC

950 Iron Point Road, Suite 290

Folsom, CA 95630

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/10/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/10/12